Commitments and Contingencies (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2018 EUR (€)	Dec. 31, 2024 USD ($) $ / €	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 22, 2020 EUR (€)	Sep. 16, 2020 Extension
Future Minimum Contractual Charter Revenue [Abstract]
2025		$ 121,214,000
2026		33,511,000
2027		2,486,000
Total		157,211,000
Lease Payments - Office Space [Abstract]
Lease term of new office spaces	5 years						10 years
Renewal term of new office spaces	5 years						5 years
Number of extensions | Extension							2
Monthly rent	€ 12,747	$ 10,400	€ 10,000
Prepayment of rent | €						€ 250,000
Exchange rate | $ / €		1.0393
Rent expense		$ 165,000		$ 166,000	$ 161,000
Weighted average discount rate		6.24%
Office Rental Obligations [Abstract]
2025		$ 125,000
2026		125,000
2027		125,000
2028		31,000
Total		406,000
Less: discount based on incremental borrowing rate		(124,000)
Present value of operating lease liability		282,000
Operating lease liability, current		93,000		105,000
Operating lease liability, non-current		$ 189,000		$ 300,000
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements		11 months
Renewal term of time charter agreements		7 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements		60 months
Renewal term of time charter agreements		26 months